Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	Dreyfus Institutional Reserves Funds
Central Index Key	0001423799
Amendment Flag	false
Document Creation Date	Dec. 23, 2015
Document Effective Date	Dec. 23, 2015
Prospectus Date	Dec. 23, 2015
Classic Shares Prospectus | Dreyfus Institutional Treasury and Agency Cash Advantage Fund | Classic Shares
Prospectus:
Trading Symbol	DSSXX
Agency Shares Prospectus | Dreyfus Institutional Treasury and Agency Cash Advantage Fund | Agency Shares
Prospectus:
Trading Symbol	DGYXX
Hamilton Shares Prospectus | Dreyfus Institutional Treasury and Agency Cash Advantage Fund | Hamilton Shares
Prospectus:
Trading Symbol	DHLXX
Hamilton Shares Prospectus | Dreyfus Institutional Treasury Prime Cash Advantage Fund | Hamilton Shares
Prospectus:
Trading Symbol	DHMXX
Institutional Shares Prospectus | Dreyfus Institutional Treasury and Agency Cash Advantage Fund | Institutional Shares
Prospectus:
Trading Symbol	DNSXX
Institutional Shares Prospectus | Dreyfus Institutional Treasury Prime Cash Advantage Fund | Institutional Shares
Prospectus:
Trading Symbol	DUPXX
Premier Shares Prospectus | Dreyfus Institutional Treasury and Agency Cash Advantage Fund | Premier Shares
Prospectus:
Trading Symbol	DRRXX
Premier Shares Prospectus | Dreyfus Institutional Treasury Prime Cash Advantage Fund | Premier Shares
Prospectus:
Trading Symbol	DMEXX